Schedule of Investments (unaudited)
September 30, 2025
 ClearBridge Variable Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 8.7%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	66,642	$133 *(a)(b)
Entertainment — 6.6%
Liberty Media Corp.-Liberty Formula One, Class C Shares	22,756	2,376,864 *
Madison Square Garden Entertainment Corp.	25,371	1,147,784 *
Madison Square Garden Sports Corp.	15,764	3,578,428 *
ROBLOX Corp., Class A Shares	3,300	457,116 *
TKO Group Holdings Inc.	11,301	2,282,350
Total Entertainment		9,842,542
Interactive Media & Services — 2.1%
Pinterest Inc., Class A Shares	97,668	3,141,980 *

Total Communication Services		12,984,655
Consumer Discretionary — 12.1%
Hotels, Restaurants & Leisure — 6.3%
Airbnb Inc., Class A Shares	22,500	2,731,950 *
Cava Group Inc.	17,600	1,063,216 *
Chipotle Mexican Grill Inc.	23,000	901,370 *
Hilton Worldwide Holdings Inc.	12,000	3,113,281
Starbucks Corp.	18,800	1,590,480
Total Hotels, Restaurants & Leisure		9,400,297
Specialty Retail — 5.3%
TJX Cos. Inc.	38,100	5,506,974
Tractor Supply Co.	44,300	2,519,341
Total Specialty Retail		8,026,315
Textiles, Apparel & Luxury Goods — 0.5%
On Holding AG, Class A Shares	17,300	732,655 *

Total Consumer Discretionary		18,159,267
Consumer Staples — 1.3%
Personal Care Products — 1.3%
e.l.f. Beauty Inc.	14,900	1,973,952 *

Financials — 8.0%
Capital Markets — 8.0%
Ares Management Corp., Class A Shares	18,800	3,005,932
Cohen & Steers Inc.	29,606	1,942,449
MSCI Inc.	5,400	3,064,014
Robinhood Markets Inc., Class A Shares	28,000	4,009,040 *

Total Financials		12,021,435
Health Care — 11.6%
Biotechnology — 6.9%
Alnylam Pharmaceuticals Inc.	7,300	3,328,800 *
Natera Inc.	4,000	643,880 *
Vertex Pharmaceuticals Inc.	16,368	6,410,364 *
Total Biotechnology		10,383,044
Health Care Equipment & Supplies — 3.1%
IDEXX Laboratories Inc.	2,800	1,788,892 *
See Notes to Schedule of Investments.

ClearBridge Variable Growth Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Variable Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Insulet Corp.	9,371	$2,893,109 *
Total Health Care Equipment & Supplies		4,682,001
Health Care Technology — 1.6%
Doximity Inc., Class A Shares	31,589	2,310,735 *

Total Health Care		17,375,780
Industrials — 19.2%
Aerospace & Defense — 6.7%
Axon Enterprise Inc.	3,700	2,655,268 *
Howmet Aerospace Inc.	8,000	1,569,840
L3Harris Technologies Inc.	19,039	5,814,701
Total Aerospace & Defense		10,039,809
Building Products — 4.3%
Builders FirstSource Inc.	10,300	1,248,875 *
Johnson Controls International PLC	46,962	5,163,472
Total Building Products		6,412,347
Commercial Services & Supplies — 2.5%
Cintas Corp.	11,200	2,298,912
Clean Harbors Inc.	6,000	1,393,320 *
Total Commercial Services & Supplies		3,692,232
Electrical Equipment — 3.4%
Vertiv Holdings Co., Class A Shares	34,300	5,174,498
Ground Transportation — 0.8%
Old Dominion Freight Line Inc.	3,900	549,042
XPO Inc.	5,100	659,277 *
Total Ground Transportation		1,208,319
Trading Companies & Distributors — 1.5%
W.W. Grainger Inc.	2,300	2,191,808

Total Industrials		28,719,013
Information Technology — 34.0%
Electronic Equipment, Instruments & Components — 6.0%
TE Connectivity PLC	40,572	8,906,771
IT Services — 4.4%
Shopify Inc., Class A Shares	23,700	3,522,057 *
Snowflake Inc., Class A Shares	13,561	3,058,684 *
Total IT Services		6,580,741
Semiconductors & Semiconductor Equipment — 7.0%
Broadcom Inc.	31,900	10,524,129
Software — 16.6%
AppLovin Corp., Class A Shares	5,600	4,023,824 *
Autodesk Inc.	20,880	6,632,950 *
CrowdStrike Holdings Inc., Class A Shares	10,275	5,038,654 *
DocuSign Inc.	24,216	1,745,731 *
HubSpot Inc.	6,111	2,858,726 *
Palantir Technologies Inc., Class A Shares	8,900	1,623,538 *
ServiceNow Inc.	3,200	2,944,896 *
Total Software		24,868,319

Total Information Technology		50,879,960
See Notes to Schedule of Investments.

ClearBridge Variable Growth Portfolio 2025 Quarterly Report

 ClearBridge Variable Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Materials — 2.2%
Chemicals — 0.4%
Sherwin-Williams Co.		2,000	$692,520
Metals & Mining — 1.8%
Freeport-McMoRan Inc.		68,796	2,698,179

Total Materials			3,390,699
Utilities — 2.4%
Independent Power and Renewable Electricity Producers — 2.4%
Vistra Corp.		18,200	3,565,744
Total Investments before Short-Term Investments (Cost — $79,219,502)			149,070,505
	Rate
Short-Term Investments — 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.958%	277,945	277,945 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.013%	277,945	277,945 (c)(d)

Total Short-Term Investments (Cost — $555,890)			555,890
Total Investments — 99.9% (Cost — $79,775,392)			149,626,395
Other Assets in Excess of Liabilities — 0.1%			137,405
Total Net Assets — 100.0%			$149,763,800

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2025, the total market value of investments in Affiliated Companies was $277,945 and the cost was $277,945 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Growth Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Growth Portfolio 2025 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$12,984,522	—	$133	$12,984,655
Other Common Stocks	136,085,850	—	—	136,085,850
Total Long-Term Investments	149,070,372	—	133	149,070,505
Short-Term Investments†	555,890	—	—	555,890
Total Investments	$149,626,262	—	$133	$149,626,395

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$491,013	$7,097,700	7,097,700	$7,310,768	7,310,768

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$9,410	—	$277,945

ClearBridge Variable Growth Portfolio 2025 Quarterly Report